Average Annual Total Returns - First Trust Global Engineering and Construction ETF	First Trust Global Engineering and Construction ETF 1 Year	First Trust Global Engineering and Construction ETF 5 Years	First Trust Global Engineering and Construction ETF 10 Years	First Trust Global Engineering and Construction ETF Since Inception	First Trust Global Engineering and Construction ETF Inception Date	First Trust Global Engineering and Construction ETF After tax on distributions 1 Year	First Trust Global Engineering and Construction ETF After tax on distributions 5 Years	First Trust Global Engineering and Construction ETF After tax on distributions 10 Years	First Trust Global Engineering and Construction ETF After tax on distributions Since Inception	First Trust Global Engineering and Construction ETF After tax on distributions and sale of fund shares 1 Year	First Trust Global Engineering and Construction ETF After tax on distributions and sale of fund shares 5 Years	First Trust Global Engineering and Construction ETF After tax on distributions and sale of fund shares 10 Years	First Trust Global Engineering and Construction ETF After tax on distributions and sale of fund shares Since Inception	ISE Global Engineering and Construction(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year	ISE Global Engineering and Construction(TM) Index (reflects no deduction for fees, expenses or taxes) 5 Years	ISE Global Engineering and Construction(TM) Index (reflects no deduction for fees, expenses or taxes) 10 Years	ISE Global Engineering and Construction(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(0.48%)	4.28%	2.87%	5.95%	Oct. 13, 2008	(1.90%)	3.36%	2.09%	5.21%	(0.45%)	2.88%	1.86%	4.45%	1.58%	5.30%	4.02%	7.50%	20.89%	15.43%	13.79%	13.95%	11.68%	11.50%	9.08%	10.80%